Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® International Fund

July 31, 2020

ZNL-QTLY-0920
1.9881584.103

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Australia - 1.5%
Beacon Lighting Group Ltd.	5,575	$4,421
Commonwealth Bank of Australia	4,482	227,994
CSL Ltd.	4,080	787,330
Evolution Mining Ltd.	24,155	101,819
Imdex Ltd.	12,154	11,506
Kogan.Com Ltd.	1,400	16,664
Macquarie Group Ltd.	2,667	235,303

TOTAL AUSTRALIA		1,385,037

Austria - 0.2%
Erste Group Bank AG	8,490	189,015
Bailiwick of Jersey - 0.9%
Experian PLC	12,030	420,209
Ferguson PLC	1,800	158,676
Glencore Xstrata PLC	97,723	223,645
Integrated Diagnostics Holdings PLC (a)(b)	7,150	28,743

TOTAL BAILIWICK OF JERSEY		831,273

Belgium - 0.9%
Barco NV	2,513	49,411
KBC Ancora (a)	1,135	38,050
KBC Groep NV	8,897	507,275
UCB SA	1,700	217,974

TOTAL BELGIUM		812,710

Bermuda - 0.3%
Shangri-La Asia Ltd.	310,533	224,376
Brazil - 0.9%
BM&F BOVESPA SA	30,237	367,721
Suzano Papel e Celulose SA (a)	58,656	472,257

TOTAL BRAZIL		839,978

Canada - 6.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	20,815	723,385
Canadian National Railway Co.	6,671	651,636
Canadian Pacific Railway Ltd.	4,358	1,198,519
Constellation Software, Inc.	639	755,842
Franco-Nevada Corp.	4,779	763,884
McCoy Global, Inc. (a)	50	14
New Look Vision Group, Inc.	1,022	22,508
Nutrien Ltd.	8,085	263,293
Pason Systems, Inc.	9,163	43,713
PrairieSky Royalty Ltd.	8,323	52,258
Richelieu Hardware Ltd.	1,665	41,269
Suncor Energy, Inc.	11,685	183,809
The Toronto-Dominion Bank	16,159	715,028
Waste Connection, Inc. (Canada)	1,996	204,003

TOTAL CANADA		5,619,161

Cayman Islands - 6.9%
Airtac International Group	13,450	281,258
Alibaba Group Holding Ltd.	1,200	37,651
Alibaba Group Holding Ltd. sponsored ADR (a)	6,357	1,595,734
Bilibili, Inc. ADR (a)	5,133	223,696
JD.com, Inc. sponsored ADR (a)	7,462	476,001
Li Ning Co. Ltd.	164,967	531,067
Sunny Optical Technology Group Co. Ltd.	21,590	406,433
Tencent Holdings Ltd.	37,978	2,605,223

TOTAL CAYMAN ISLANDS		6,157,063

China - 4.5%
AVIC Jonhon OptronicTechnology Co. Ltd.	52,188	325,841
C&S Paper Co. Ltd. (A Shares)	66,018	231,034
China Life Insurance Co. Ltd. (H Shares)	175,507	402,598
China Merchants Bank Co. Ltd. (H Shares)	134,151	625,725
Haier Smart Home Co. Ltd. (A Shares) (c)	379,514	979,370
Hualan Biological Engineer, Inc. (A Shares)	48,208	448,757
Industrial & Commercial Bank of China Ltd. (H Shares)	990,806	580,554
Shenzhen Inovance Technology Co. Ltd. (A Shares)	53,346	384,389
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	9,126	31,034

TOTAL CHINA		4,009,302

Cyprus - 0.0%
Headhunter Group PLC ADR	600	12,024
Denmark - 0.7%
A.P. Moller - Maersk A/S Series B	170	218,864
Ambu A/S Series B	789	27,445
Netcompany Group A/S (a)(b)	1,049	75,335
ORSTED A/S (b)	1,372	195,544
SimCorp A/S	492	57,281
Spar Nord Bank A/S	3,017	24,864

TOTAL DENMARK		599,333

Finland - 0.6%
Admicom OYJ	100	9,000
Kone OYJ (B Shares)	3,400	269,298
Sampo Oyj (A Shares)	5,079	183,577
Tikkurila Oyj	3,673	59,534

TOTAL FINLAND		521,409

France - 6.2%
ALTEN (a)	534	41,641
Atos Origin SA (a)	2,299	196,067
AXA SA	24,174	485,020
BNP Paribas SA (a)	12,648	508,270
Capgemini SA	1,780	229,594
Edenred SA	4,845	240,443
Laurent-Perrier Group SA	228	20,143
Lectra	600	12,694
Legrand SA	3,373	260,929
LVMH Moet Hennessy Louis Vuitton SE	1,410	613,129
Natixis SA (a)	22,693	54,933
Safran SA (a)	1,944	206,748
Sanofi SA	8,897	934,159
SR Teleperformance SA	1,018	296,551
Total SA	17,715	670,401
Vetoquinol SA	500	40,521
VINCI SA	3,684	317,064
Vivendi SA	8,982	238,350
Worldline SA (a)(b)	1,852	158,643

TOTAL FRANCE		5,525,300

Germany - 6.8%
Bayer AG	6,201	411,954
CompuGroup Medical AG	1,153	100,641
CTS Eventim AG	1,301	51,370
Deutsche Borse AG	1,885	343,279
Hannover Reuck SE	1,792	302,701
HeidelbergCement AG	3,701	205,388
Infineon Technologies AG	9,220	235,067
Linde PLC	4,800	1,168,715
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,091	289,195
Nexus AG	419	20,878
Rheinmetall AG	1,361	128,640
SAP SE	8,779	1,385,794
Siemens AG	6,127	780,801
Vonovia SE	10,653	692,437

TOTAL GERMANY		6,116,860

Hong Kong - 3.5%
AIA Group Ltd.	105,619	952,361
China Resources Beer Holdings Co. Ltd.	136,317	948,026
CNOOC Ltd. sponsored ADR	3,780	399,357
Hong Kong Exchanges and Clearing Ltd.	10,500	501,542
Sun Art Retail Group Ltd.	234,158	325,089

TOTAL HONG KONG		3,126,375

Hungary - 0.9%
Richter Gedeon PLC	35,936	832,751
India - 1.7%
Embassy Office Parks (REIT)	6,600	31,553
Housing Development Finance Corp. Ltd.	26,959	641,212
Indian Energy Exchange Ltd. (b)	5,281	12,632
Larsen & Toubro Ltd.	19,342	235,824
Reliance Industries Ltd. sponsored GDR (b)	1,900	104,690
Shree Cement Ltd.	1,011	292,979
Solar Industries India Ltd. (a)	14,955	202,807

TOTAL INDIA		1,521,697

Indonesia - 0.4%
PT Bank Mandiri (Persero) Tbk	795,334	316,106
PT Bank Rakyat Indonesia Tbk	366,728	79,659

TOTAL INDONESIA		395,765

Ireland - 0.9%
CRH PLC	11,338	412,800
CRH PLC sponsored ADR	8,577	312,117
FBD Holdings PLC (a)	500	3,911
Ryanair Holdings PLC sponsored ADR (a)	1,500	112,500

TOTAL IRELAND		841,328

Israel - 0.9%
Elbit Systems Ltd. (Israel)	4,392	616,566
Ituran Location & Control Ltd.	1,988	26,301
Maytronics Ltd.	1,900	29,011
Strauss Group Ltd.	2,659	75,367
Tel Aviv Stock Exchange Ltd.	4,200	19,218

TOTAL ISRAEL		766,463

Italy - 1.5%
Assicurazioni Generali SpA	11,767	175,479
Enel SpA	73,594	674,160
Interpump Group SpA	8,097	264,008
Mediobanca SpA	25,165	203,234

TOTAL ITALY		1,316,881

Japan - 12.8%
Ai Holdings Corp.	1,000	13,216
Aoki Super Co. Ltd.	700	19,151
Artnature, Inc.	1,800	9,676
Aucnet, Inc.	1,100	11,722
Azbil Corp.	14,000	464,220
Broadleaf Co. Ltd.	9,800	51,845
Central Automotive Products Ltd.	500	10,014
Century21 Real Estate Japan Ltd.	300	3,191
Curves Holdings Co. Ltd. (a)	5,400	26,170
Daiichikosho Co. Ltd.	1,500	40,315
Daikokutenbussan Co. Ltd.	800	45,043
DENSO Corp.	5,811	214,964
Fanuc Corp.	3,430	578,720
Fujitsu Ltd.	1,994	266,987
Funai Soken Holdings, Inc.	1,400	29,361
GCA Savvian Group Corp.	1,100	5,861
Goldcrest Co. Ltd.	2,900	35,779
Hoya Corp.	8,293	816,334
Ibiden Co. Ltd.	3,421	91,847
Idemitsu Kosan Co. Ltd.	5,945	123,838
Itochu Corp.	15,386	337,358
Iwatsuka Confectionary Co. Ltd.	100	3,406
Kao Corp.	2,725	197,682
Keyence Corp.	2,400	1,002,579
Kobayashi Pharmaceutical Co. Ltd.	500	44,211
Koshidaka Holdings Co. Ltd.	5,100	15,995
Kusuri No Aoki Holdings Co. Ltd.	600	55,831
Lasertec Corp.	2,200	191,205
Medikit Co. Ltd.	1,000	33,206
Minebea Mitsumi, Inc.	12,934	212,109
Miroku Jyoho Service Co., Ltd.	1,000	20,046
Misumi Group, Inc.	16,750	394,639
Mitsubishi Estate Co. Ltd.	7,830	112,480
Mitsubishi UFJ Financial Group, Inc.	73,825	276,646
Mitsuboshi Belting Ltd.	1,000	16,485
Mitsui Fudosan Co. Ltd.	5,829	91,130
Nabtesco Corp.	4,800	143,744
Nagaileben Co. Ltd.	2,800	70,069
Nihon Parkerizing Co. Ltd.	7,300	70,479
NS Tool Co. Ltd.	1,100	25,792
OBIC Co. Ltd.	2,634	470,539
Oracle Corp. Japan	1,987	238,016
ORIX Corp.	19,913	215,361
OSG Corp.	10,700	144,345
Paramount Bed Holdings Co. Ltd.	1,500	63,837
ProNexus, Inc.	1,987	20,855
Recruit Holdings Co. Ltd.	13,738	428,569
San-Ai Oil Co. Ltd.	3,300	26,530
Shin-Etsu Chemical Co. Ltd.	3,104	363,288
Shinsei Bank Ltd.	14,330	161,890
SHO-BOND Holdings Co. Ltd.	4,620	197,710
Shoei Co. Ltd.	3,100	81,823
SK Kaken Co. Ltd.	140	49,596
SoftBank Group Corp.	4,223	266,358
Software Service, Inc.	500	51,391
Sony Corp.	3,671	285,219
Sumitomo Mitsui Financial Group, Inc.	11,251	299,799
Suzuki Motor Corp.	5,122	168,070
Takeda Pharmaceutical Co. Ltd.	4,213	152,792
The Monogatari Corp.	300	20,349
TKC Corp.	400	21,992
Tocalo Co. Ltd.	2,800	31,133
Tokio Marine Holdings, Inc.	7,020	296,419
Tokyo Electron Ltd.	658	182,080
Toyota Motor Corp.	12,050	715,336
USS Co. Ltd.	18,000	267,139
Welcia Holdings Co. Ltd.	500	45,817
Workman Co. Ltd.	300	28,171
Yamada Consulting Group Co. Ltd.	1,100	11,639
Yamato Kogyo Co. Ltd.	600	12,152

TOTAL JAPAN		11,491,561

Kenya - 0.2%
Safaricom Ltd.	546,547	142,787
Korea (South) - 2.5%
BGF Retail Co. Ltd.	687	71,523
Leeno Industrial, Inc.	339	38,808
Samsung Electronics Co. Ltd.	34,037	1,647,971
Shinhan Financial Group Co. Ltd.	18,641	466,019

TOTAL KOREA (SOUTH)		2,224,321

Luxembourg - 0.4%
Globant SA (a)	1,977	341,902
Mexico - 1.7%
CEMEX S.A.B. de CV sponsored ADR	134,241	410,777
Grupo Financiero Banorte S.A.B. de CV Series O (a)	117,333	421,249
Wal-Mart de Mexico SA de CV Series V	299,573	703,064

TOTAL MEXICO		1,535,090

Netherlands - 2.5%
Aalberts Industries NV	2,842	101,068
AerCap Holdings NV (a)	2,658	71,580
ASML Holding NV (Netherlands)	3,585	1,274,602
Koninklijke Philips Electronics NV	4,910	253,704
NN Group NV	4,300	157,021
Yandex NV Series A (a)	7,404	426,026

TOTAL NETHERLANDS		2,284,001

New Zealand - 0.1%
Auckland International Airport Ltd.	18,395	77,833
Norway - 0.4%
Adevinta ASA Class B (a)	9,825	158,463
Kongsberg Gruppen ASA	3,386	51,189
Medistim ASA (a)	700	18,073
Schibsted ASA (B Shares)	4,813	158,215
Skandiabanken ASA (b)	2,478	17,805

TOTAL NORWAY		403,745

Philippines - 0.0%
Jollibee Food Corp.	6,726	18,510
Portugal - 0.1%
Galp Energia SGPS SA Class B	9,603	100,551
Russia - 1.0%
Lukoil PJSC sponsored ADR	5,348	364,199
MMC Norilsk Nickel PJSC sponsored ADR	3,100	81,437
Sberbank of Russia sponsored ADR	36,416	433,897

TOTAL RUSSIA		879,533

Singapore - 0.2%
United Overseas Bank Ltd.	14,251	200,647
South Africa - 1.2%
AngloGold Ashanti Ltd.	12,516	408,321
Clicks Group Ltd.	14,884	198,761
Impala Platinum Holdings Ltd.	54,838	484,034

TOTAL SOUTH AFRICA		1,091,116

Spain - 1.2%
Amadeus IT Holding SA Class A	5,418	270,549
Banco Santander SA (Spain)	162,998	349,545
Cellnex Telecom SA (b)	6,280	393,696
Fluidra SA (a)	2,789	46,126
Prosegur Compania de Seguridad SA (Reg.)	4,006	10,523
Unicaja Banco SA (b)	62,488	34,625

TOTAL SPAIN		1,105,064

Sweden - 2.8%
Addlife AB	6,208	86,966
AddTech AB (B Shares)	2,423	112,757
ASSA ABLOY AB (B Shares)	27,070	597,603
Atlas Copco AB (A Shares)	11,951	526,615
Epiroc AB Class A	17,012	237,864
Ericsson (B Shares)	33,809	393,370
Investor AB (B Shares)	6,492	381,965
INVISIO AB	1,000	18,519
John Mattson Fastighetsforetag (a)	1,000	16,856
Lagercrantz Group AB (B Shares)	4,890	99,022

TOTAL SWEDEN		2,471,537

Switzerland - 6.3%
Nestle SA (Reg. S)	14,109	1,677,867
Novartis AG	11,594	954,966
Roche Holding AG (participation certificate)	3,882	1,344,556
Schindler Holding AG:
(participation certificate)	1,413	356,128
(Reg.)	139	34,501
Swiss Life Holding AG	361	131,406
Tecan Group AG	268	112,469
Temenos Group AG	1,000	147,614
UBS Group AG	29,229	341,395
Zurich Insurance Group Ltd.	1,602	592,424

TOTAL SWITZERLAND		5,693,326

Taiwan - 4.3%
Addcn Technology Co. Ltd.	3,000	21,661
ECLAT Textile Co. Ltd.	21,321	251,245
MediaTek, Inc.	29,704	709,165
Sporton International, Inc.	38,246	323,688
Taiwan Semiconductor Manufacturing Co. Ltd.	134,516	1,953,192
Unified-President Enterprises Corp.	153,143	372,922
Yageo Corp.	16,216	214,836

TOTAL TAIWAN		3,846,709

United Kingdom - 5.7%
Alliance Pharma PLC	34,463	32,706
Anglo American PLC (United Kingdom)	14,192	347,433
AstraZeneca PLC (United Kingdom)	2,452	270,896
Avon Rubber PLC	2,900	126,031
BAE Systems PLC	13,846	88,738
Beazley PLC	17,110	93,485
BHP Billiton PLC	40,718	880,463
Bodycote PLC	2,496	18,395
BP PLC	150,476	544,950
Clarkson PLC	500	13,450
Dechra Pharmaceuticals PLC	4,708	176,009
DP Poland PLC (a)	36,259	3,441
Great Portland Estates PLC	2,795	21,571
Hilton Food Group PLC	368	5,308
Howden Joinery Group PLC	4,470	28,689
Imperial Brands PLC	7,942	132,654
InterContinental Hotel Group PLC ADR	3,317	154,672
ITE Group PLC	11,379	11,886
Lloyds Banking Group PLC	516,105	175,843
London Stock Exchange Group PLC	2,521	278,467
Network International Holdings PLC (b)	24,736	130,813
Prudential PLC	8,509	121,600
RELX PLC (London Stock Exchange)	4,514	95,428
Rightmove PLC	25,254	182,254
Royal Dutch Shell PLC Class B sponsored ADR	6,039	170,904
RSA Insurance Group PLC	30,681	172,333
Spectris PLC	9,133	307,126
Spirax-Sarco Engineering PLC	1,272	171,666
Standard Chartered PLC (United Kingdom)	37,840	191,097
Standard Life PLC	43,935	144,007
Ultra Electronics Holdings PLC	1,426	44,463

TOTAL UNITED KINGDOM		5,136,778

United States of America - 6.4%
Alphabet, Inc. Class A (a)	159	236,584
Autoliv, Inc.	2,032	132,141
Berkshire Hathaway, Inc. Class B (a)	1,095	214,379
Black Knight, Inc. (a)	2,856	213,972
CME Group, Inc.	600	99,708
Lam Research Corp.	630	237,611
Marsh & McLennan Companies, Inc.	3,939	459,287
Martin Marietta Materials, Inc.	792	164,087
MasterCard, Inc. Class A	2,425	748,185
Moody's Corp.	1,495	420,544
Morningstar, Inc.	227	38,145
MSCI, Inc.	1,012	380,492
NICE Systems Ltd. sponsored ADR (a)	900	184,716
PriceSmart, Inc.	1,427	93,283
ResMed, Inc.	2,694	545,562
S&P Global, Inc.	1,260	441,315
Sherwin-Williams Co.	644	417,260
Visa, Inc. Class A	3,719	708,098

TOTAL UNITED STATES OF AMERICA		5,735,369

TOTAL COMMON STOCKS
(Cost $76,741,990)		86,424,481

Nonconvertible Preferred Stocks - 1.5%
Brazil - 1.0%
Itau Unibanco Holding SA	100,332	517,186
Petroleo Brasileiro SA - Petrobras sponsored ADR	41,288	357,967

TOTAL BRAZIL		875,153

Germany - 0.5%
Porsche Automobil Holding SE (Germany)	6,905	390,843
Sartorius AG (non-vtg.)	234	89,693

TOTAL GERMANY		480,536

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $1,534,054)		1,355,689

Money Market Funds - 1.8%
Fidelity Cash Central Fund 0.14% (d)
(Cost $1,631,685)	1,631,347	1,631,836
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $79,907,729)		89,412,006
NET OTHER ASSETS (LIABILITIES) - 0.4%		351,051
NET ASSETS - 100%		$89,763,057

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,152,526 or 1.3% of net assets.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,676
Fidelity Securities Lending Cash Central Fund	512
Total	$11,188

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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